Intangible Assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Note 17 Intangible Assets

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Goodwill	$11,975,024	$11,975,024
Technology	15,285	198,686
Software	—	—
Total	$11,990,309	$12,173,710

(in U.S. dollars)	Goodwill	Technology	Software	Total
Balance at June 30, 2022	$11,975,024	$290,388	$99,365	$12,364,777
Additions	—	—	—	—
Amortization	—	(91,702)	—	(91,702)
Write-Off	—	—	(99,365)	(99,365)
Balance at December 31, 2022	$11,975,024	$198,686	$—	$12,173,710
Additions	—	—	—	—
Amortization	—	(183,401)	—	(183,401)
Balance at December 31, 2023	$11,975,024	$15,285	$—	$11,990,309

Intangible assets, other than goodwill, have finite useful lives. The current amortization charges for intangible assets are included under depreciation and amortization expense in the statement of profit or loss and other comprehensive (loss) income. Goodwill has an indefinite useful life.

The Company performs its annual impairment testing on June 30 each year. For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows.

The recoverable amount of the NOVONIX Anode Materials cash generating unit (“NOVONIX Anode Materials CGU”) has been determined on a ‘Fair Value Less Costs to Sell’ (“FVLCS”) basis.

To determine the recoverable amount, the FVLCS was calculated with reference to the allocated portion of the Company’s enterprise value (EV). The EV model calculation considered the following:

•
The market capitalization of the Company on the (ASX:NVX) at the testing date;
•
The volatility of the share price of the Company at the testing date; and
•
The issuance of the convertible notes in June 2023 (as outlined in Note 22 - Unsecured convertible loan notes and derivative financial instruments) given that the convertible loan note issuance is directly associated with the planned future expansion of the NOVONIX Anode Materials CGU.

Events occurring between the date of the convertible loan note issuance and December 31, 2023, have also been considered, and the directors do not believe that there have been any material events that would adversely impact the NOVONIX Anode Materials CGU such that the recoverable amount may not exceed the carrying value.

The directors have assessed impairment triggers since the annual impairment test was performed at June 30, 2023, and they do not believe that there have been any material events that would adversely impact the NOVONIX Anode Materials CGU such that the recoverable amount may not exceed the carrying value.

The recoverable amount of the NOVONIX Anode Materials CGU is deemed to be in excess of the carrying value of the CGU, and therefore no impairment has been recognized at December 31, 2023.